SEGMENT INFORMATION - Segments adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Profit before tax from continuing operations	$ 559	$ 802	$ 464	[1],[2]
Depreciation	527	557	605	[2]
Amortization	208	221	194	[2]
Impairment loss / (reversal)	(6)	(107)	27	[2]
(Gain) / loss on disposal of non-current assets	(46)	1	(9)	[2]
Gain on disposal of subsidiaries	0	(88)	0	[2]
Finance costs	531	583	591	[2]
Finance income	(60)	(32)	(13)	[2]
Other non-operating (gain) / loss	(20)	(9)	(26)	[2]
Net foreign exchange (gain) / loss	(81)	(181)	7	[1],[2]
Total Adjusted EBITDA	$ 1,612	$ 1,747	$ 1,840

[1]	* Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10